Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	CENOVUS ENERGY INC.
Entity Central Index Key	0001475260
Current Fiscal Year End Date	--12-31